Note 21 - Stock-based Compensation - Schedule of Assumptions Used In Calculating the Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average fair value of options granted (in dollars per share)	$ 7.77	$ 7.87	$ 7.35
Average dividend yield	2.26%	2.18%	2.23%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	1.93%	2.81%	2.06%
Expected term (years) (Year)	7 years	7 years	7 years
Granted (in shares)	33,853	31,267	30,151
Exercise Price (in dollars per share)	$ 22.97	$ 23.30	$ 21.70